ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 627.2	$ 696.7
Amounts payable to affiliated corporations	85.4	69.4
Salaries and employee benefits	135.2	128.9
Interest payable	73.3	72.6
Provisions and other	32.3	13.8
Total	$ 953.4	$ 981.4